SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2)	12 Months Ended
Dec. 31, 2015
Property and Equipment:
Depreciation method	Straight-line method
Buildings and improvements | Minimum
Property and Equipment:
Estimated useful lives	15 years
Buildings and improvements | Maximum
Property and Equipment:
Estimated useful lives	50 years
Furniture and equipment | Minimum
Property and Equipment:
Estimated useful lives	3 years
Furniture and equipment | Maximum
Property and Equipment:
Estimated useful lives	10 years